iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .3%
Boeing Co. (The)
(a) (b)
....................... 1,522,605 $ 269,501,085
BWX Technologies, Inc. .................... 186,022 20,720,990
Curtiss-Wright Corp.
(b)
...................... 97,863 34,728,643
General Dynamics Corp. .................... 703,173 185,279,054
General Electric Co ....................... 2,175,302 362,818,620
Hexcel Corp. ............................ 212,538 13,326,133
Howmet Aerospace, Inc. .................... 978,245 106,990,656
Huntington Ingalls Industries, Inc. .............. 101,548 19,189,525
L3Harris Technologies, Inc. .................. 486,879 102,380,916
Loar Holdings, Inc.
(a)
....................... 7,306 539,986
Lockheed Martin Corp. ..................... 369,390 179,501,376
Northrop Grumman Corp. ................... 354,803 166,505,500
RTX Corp. ............................. 3,423,397 396,155,501
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 260,633 8,882,373
Standardaero, Inc.
(a)
....................... 120,426 2,981,748
Textron, Inc. ............................ 482,112 36,876,747
TransDigm Group, Inc. ..................... 111,853 141,749,070
Woodward, Inc. .......................... 154,200 25,661,964
2,073,789,887
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 299,720 30,967,070
Expeditors International of Washington, Inc. ....... 303,449 33,613,046
FedEx Corp. ............................ 583,047 164,028,613
GXO Logistics, Inc.
(a)
...................... 301,564 13,118,034
United Parcel Service, Inc. , Class B ............ 1,876,843 236,669,902
478,396,665
a
Automobile Components  —  0 .1%
Aptiv PLC
(a) (b)
............................ 601,167 36,358,580
BorgWarner, Inc. ......................... 559,923 17,799,952
Gentex Corp. ........................... 594,380 17,076,538
Lear Corp. ............................. 144,956 13,727,333
QuantumScape Corp. , Class A
(a) (b)
............. 948,214 4,921,231
89,883,634
a
Automobiles  —  0 .5%
Ford Motor Co. .......................... 10,120,471 100,192,663
General Motors Co.
(b)
...................... 2,812,176 149,804,616
Harley-Davidson, Inc. ...................... 310,711 9,361,722
Lucid Group, Inc.
(a) (b)
....................... 2,539,540 7,669,411
Rivian Automotive, Inc. , Class A
(a) (b)
............. 2,142,885 28,500,370
Thor Industries, Inc. ....................... 130,625 12,502,119
308,030,901
a
Banks  —  7 .5%
Bank of America Corp. ..................... 17,143,876 753,473,350
Bank OZK ............................. 273,095 12,160,920
BOK Financial Corp. ....................... 58,506 6,227,964
Citigroup, Inc. ........................... 4,872,378 342,966,687
Citizens Financial Group, Inc. ................ 1,157,382 50,647,036
Columbia Banking System, Inc. ............... 534,951 14,449,026
Comerica, Inc. ........................... 318,419 19,694,215
Commerce Bancshares, Inc. ................. 321,046 20,004,376
Cullen/Frost Bankers, Inc. ................... 150,695 20,230,804
East West Bancorp, Inc. .................... 354,150 33,913,404
Fifth Third Bancorp ....................... 1,750,392 74,006,574
First Citizens BancShares, Inc. , Class A
(b)
........ 30,827 65,138,068
First Hawaiian, Inc. ....................... 327,339 8,494,447
First Horizon Corp. ........................ 1,398,986 28,175,578
FNB Corp. ............................. 912,535 13,487,267
Huntington Bancshares, Inc. ................. 3,715,917 60,457,970
JPMorgan Chase & Co. .................... 7,233,353 1,733,907,048
Security Shares Value
a
Banks (continued)
KeyCorp ............................... 2,386,616 $ 40,906,598
M&T Bank Corp. ......................... 427,303 80,337,237
Pinnacle Financial Partners, Inc. ............... 194,206 22,215,224
PNC Financial Services Group, Inc. (The) ........ 1,022,403 197,170,419
Popular, Inc. ............................ 163,958 15,421,889
Prosperity Bancshares, Inc. .................. 233,422 17,588,348
Regions Financial Corp. .................... 2,365,827 55,644,251
Synovus Financial Corp. .................... 373,611 19,140,092
TFS Financial Corp. ....................... 139,450 1,751,492
Truist Financial Corp. ...................... 3,432,169 148,887,491
U.S. Bancorp ........................... 4,014,788 192,027,310
Webster Financial Corp. .................... 437,498 24,158,640
Wells Fargo & Co. ........................ 8,577,862 602,509,027
Western Alliance Bancorp ................... 275,163 22,987,117
Wintrust Financial Corp. .................... 166,834 20,805,868
Zions Bancorp NA ........................ 371,431 20,150,132
4,739,135,869
a
Beverages  —  1 .0%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 18,749 5,624,325
Brown-Forman Corp. , Class A ................ 124,965 4,709,931
Brown-Forman Corp. , Class B , NVS ............ 447,954 17,013,293
Coca-Cola Co. (The) ...................... 4,267,787 265,712,419
Coca-Cola Consolidated, Inc. ................. 15,442 19,456,766
Constellation Brands, Inc. , Class A ............. 409,708 90,545,468
Keurig Dr Pepper, Inc. ..................... 2,880,527 92,522,527
Molson Coors Beverage Co. , Class B ........... 448,692 25,719,025
Monster Beverage Corp.
(a)
................... 369,424 19,416,925
PepsiCo, Inc. ........................... 742,651 112,927,511
653,648,190
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 2,590,909 460,404,529
Alnylam Pharmaceuticals, Inc.
(a)
............... 37,255 8,766,474
Amgen, Inc. ............................ 304,976 79,488,945
Biogen, Inc.
(a)
........................... 375,217 57,378,184
BioMarin Pharmaceutical, Inc.
(a)
............... 485,237 31,894,628
Exact Sciences Corp.
(a) (b)
.................... 283,382 15,923,235
Exelixis, Inc.
(a)
........................... 122,160 4,067,928
Gilead Sciences, Inc. ...................... 3,213,062 296,790,537
GRAIL, Inc.
(a) (b)
.......................... 68,208 1,217,513
Incyte Corp.
(a)
........................... 385,876 26,652,455
Ionis Pharmaceuticals, Inc.
(a)
................. 28,137 983,669
Moderna, Inc.
(a) (b)
......................... 828,429 34,446,078
Regeneron Pharmaceuticals, Inc.
(a)
............. 246,547 175,622,824
Roivant Sciences Ltd.
(a) (b)
................... 1,097,271 12,980,716
United Therapeutics Corp.
(a)
.................. 112,028 39,527,959
Vertex Pharmaceuticals, Inc.
(a)
................ 333,157 134,162,324
1,380,307,998
a
Broadline Retail  —  0 .2%
Dillard's, Inc. , Class A
(b)
..................... 7,826 3,378,797
eBay, Inc. .............................. 1,230,973 76,258,777
Etsy, Inc.
(a)
............................. 103,902 5,495,377
Kohl's Corp. ............................ 283,567 3,981,281
Macy's, Inc. ............................ 703,699 11,913,624
Nordstrom, Inc. .......................... 257,215 6,211,742
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 156,676 17,192,058
124,431,656
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 311,096 21,219,858
Advanced Drainage Systems, Inc. ............. 112,123 12,961,419
Allegion PLC ............................ 223,043 29,147,259
Armstrong World Industries, Inc. ............... 74,092 10,471,422

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Building Products (continued)
AZEK Co., Inc. (The) , Class A
(a)
............... 109,888 $ 5,216,383
Builders FirstSource, Inc.
(a)
.................. 267,775 38,273,081
Carlisle Companies, Inc. .................... 100,382 37,024,897
Carrier Global Corp. ....................... 2,160,803 147,496,413
Fortune Brands Innovations, Inc. .............. 319,252 21,814,489
Hayward Holdings, Inc.
(a)
.................... 368,082 5,627,974
Johnson Controls International PLC ............ 1,716,243 135,463,060
Masco Corp. ............................ 554,191 40,217,641
Owens Corning .......................... 221,493 37,724,688
Simpson Manufacturing Co., Inc. .............. 98,384 16,315,019
Trane Technologies PLC .................... 384,344 141,957,456
700,931,059
a
Capital Markets  —  5 .4%
Affiliated Managers Group, Inc. ............... 75,455 13,953,139
Ameriprise Financial, Inc. ................... 22,517 11,988,726
Bank of New York Mellon Corp. (The) ........... 1,900,154 145,988,832
BlackRock, Inc.
(c)
......................... 380,072 389,615,608
Carlyle Group, Inc. (The) .................... 566,016 28,578,148
Cboe Global Markets, Inc. ................... 270,934 52,940,504
Charles Schwab Corp. (The) ................. 3,454,973 255,702,552
CME Group, Inc. , Class A ................... 925,553 214,941,173
Coinbase Global, Inc. , Class A
(a) (b)
.............. 83,318 20,687,859
Evercore, Inc. , Class A ..................... 91,944 25,485,957
FactSet Research Systems, Inc. ............... 62,951 30,234,106
Franklin Resources, Inc. .................... 730,531 14,822,474
Goldman Sachs Group, Inc. (The) ............. 577,505 330,690,913
Houlihan Lokey, Inc. , Class A ................. 123,382 21,426,518
Interactive Brokers Group, Inc. , Class A .......... 270,643 47,814,499
Intercontinental Exchange, Inc. ............... 1,463,007 218,002,673
Invesco Ltd. ............................ 938,732 16,409,035
Janus Henderson Group PLC ................ 331,171 14,084,703
Jefferies Financial Group, Inc. ................ 323,203 25,339,115
KKR & Co., Inc. .......................... 1,234,785 182,637,049
Lazard, Inc. ............................ 18,167 935,237
MarketAxess Holdings, Inc. .................. 94,710 21,408,248
Morgan Stanley .......................... 2,812,326 353,565,625
MSCI, Inc. , Class A ....................... 82,874 49,725,229
Nasdaq, Inc. ............................ 1,059,119 81,880,490
Northern Trust Corp. ....................... 503,834 51,642,985
Raymond James Financial, Inc. ............... 472,811 73,441,733
Robinhood Markets, Inc. , Class A
(a)
............. 1,727,194 64,355,248
S&P Global, Inc. ......................... 805,726 401,275,720
SEI Investments Co. ....................... 256,036 21,117,849
State Street Corp. ........................ 752,814 73,888,694
Stifel Financial Corp. ...................... 256,794 27,240,708
T Rowe Price Group, Inc. ................... 563,846 63,765,344
TPG, Inc. , Class A ........................ 162,467 10,209,426
Tradeweb Markets, Inc. , Class A ............... 181,868 23,810,159
Virtu Financial, Inc. , Class A .................. 209,635 7,479,777
XP, Inc. , Class A ......................... 957,010 11,340,569
3,398,426,624
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 571,610 165,789,764
Albemarle Corp. ......................... 303,457 26,121,579
Ashland, Inc. ............................ 128,427 9,177,393
Axalta Coating Systems Ltd.
(a)
................ 566,033 19,369,649
Celanese Corp. .......................... 209,845 14,523,372
CF Industries Holdings, Inc. .................. 446,147 38,065,262
Chemours Co. (The) ....................... 354,770 5,995,613
Corteva, Inc. ............................ 1,798,481 102,441,478
Dow, Inc. .............................. 1,811,267 72,686,145
DuPont de Nemours, Inc. ................... 1,075,242 81,987,203
Eastman Chemical Co. ..................... 300,526 27,444,034
Security Shares Value
a
Chemicals (continued)
Ecolab, Inc. ............................ 84,484 $ 19,796,291
Element Solutions, Inc. ..................... 574,990 14,621,996
FMC Corp. ............................. 319,199 15,516,263
Huntsman Corp. ......................... 419,667 7,566,596
International Flavors & Fragrances, Inc. .......... 658,381 55,666,114
Linde PLC ............................. 1,237,030 517,907,350
LyondellBasell Industries N.V. , Class A .......... 664,786 49,373,656
Mosaic Co. (The) ......................... 829,202 20,381,785
NewMarket Corp. ......................... 17,807 9,408,329
Olin Corp. .............................. 307,254 10,385,185
PPG Industries, Inc. ....................... 599,135 71,566,676
RPM International, Inc. ..................... 252,528 31,076,096
Scotts Miracle-Gro Co. (The) , Class A ........... 109,143 7,240,547
Sherwin-Williams Co. (The) .................. 53,568 18,209,370
Westlake Corp. .......................... 86,336 9,898,422
1,422,216,168
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 45,460 8,305,542
Clean Harbors, Inc.
(a)
...................... 130,625 30,062,037
Copart, Inc.
(a)
........................... 152,313 8,741,243
MSA Safety, Inc. ......................... 94,876 15,727,595
RB Global, Inc.
(b)
......................... 470,695 42,461,396
Republic Services, Inc. ..................... 528,931 106,410,339
Tetra Tech, Inc. .......................... 542,396 21,609,057
Veralto Corp. ............................ 349,060 35,551,761
Vestis Corp. ............................ 343,210 5,230,520
274,099,490
a
Communications Equipment  —  1 .3%
Ciena Corp.
(a)
........................... 368,978 31,293,024
Cisco Systems, Inc. ....................... 10,276,226 608,352,579
F5, Inc.
(a)
.............................. 150,116 37,749,670
Juniper Networks, Inc. ..................... 840,304 31,469,385
Lumentum Holdings, Inc.
(a) (b)
................. 174,706 14,666,569
Motorola Solutions, Inc. .................... 222,552 102,870,211
Ubiquiti, Inc. ............................ 5,972 1,982,286
828,383,724
a
Construction & Engineering  —  0 .4%
AECOM ............................... 348,763 37,254,864
API Group Corp.
(a)
........................ 590,016 21,222,876
EMCOR Group, Inc. ....................... 70,747 32,112,063
Everus Construction Group, Inc.
(a)
.............. 130,447 8,576,890
MasTec, Inc.
(a) (b)
.......................... 160,519 21,853,057
Quanta Services, Inc. ...................... 259,229 81,929,325
Valmont Industries, Inc. ..................... 50,968 15,630,357
WillScot Holdings Corp. , Class A
(a) (b)
............ 335,023 11,206,519
229,785,951
a
Construction Materials  —  0 .5%
CRH PLC .............................. 1,766,588 163,444,722
Eagle Materials, Inc.
(b)
...................... 21,232 5,239,208
Martin Marietta Materials, Inc. ................ 148,892 76,902,718
Vulcan Materials Co. ...................... 252,675 64,995,590
310,582,238
a
Consumer Finance  —  1 .1%
Ally Financial, Inc. ........................ 609,023 21,930,918
American Express Co. ..................... 902,894 267,969,910
Capital One Financial Corp. .................. 974,895 173,843,276
Credit Acceptance Corp.
(a)
................... 3,687 1,730,899
Discover Financial Services .................. 642,901 111,369,740
OneMain Holdings, Inc. ..................... 294,208 15,337,063
SLM Corp. ............................. 560,580 15,460,797
SoFi Technologies, Inc.
(a) (b)
.................. 2,288,147 35,237,464

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 999,583 $ 64,972,895
707,852,962
a
Consumer Staples Distribution & Retail  —  2 .5%
Albertsons Companies, Inc. , Class A ............ 1,079,429 21,199,986
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 338,012 30,201,372
Casey's General Stores, Inc. ................. 78,405 31,066,413
Dollar General Corp. ...................... 566,441 42,947,557
Dollar Tree, Inc.
(a)
......................... 519,063 38,898,581
Grocery Outlet Holding Corp.
(a) (b)
............... 248,508 3,879,210
Kroger Co. (The) ......................... 1,705,726 104,305,145
Maplebear, Inc.
(a) (b)
........................ 442,310 18,320,480
Performance Food Group Co.
(a)
............... 338,619 28,630,237
Sysco Corp. ............................ 485,205 37,098,774
Target Corp. ............................ 1,189,830 160,841,219
U.S. Foods Holding Corp.
(a)
.................. 588,562 39,704,393
Walgreens Boots Alliance, Inc. ................ 1,857,152 17,327,228
Walmart, Inc. ............................ 11,174,421 1,009,608,937
1,584,029,532
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 3,716,270 34,970,101
AptarGroup, Inc. ......................... 170,823 26,836,293
Avery Dennison Corp. ...................... 129,302 24,196,283
Ball Corp. .............................. 763,394 42,085,911
Berry Global Group, Inc. .................... 298,128 19,279,938
Crown Holdings, Inc. ...................... 302,749 25,034,315
Graphic Packaging Holding Co. ............... 766,182 20,809,503
International Paper Co. ..................... 892,666 48,043,284
Packaging Corp. of America ................. 228,223 51,379,844
Sealed Air Corp. ......................... 185,580 6,278,171
Silgan Holdings, Inc. ....................... 217,527 11,322,280
Smurfit WestRock PLC ..................... 1,333,804 71,838,684
Sonoco Products Co. ...................... 256,237 12,517,178
394,591,785
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 358,553 41,864,648
LKQ Corp. ............................. 680,665 25,014,439
66,879,087
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 848,292 5,861,698
Bright Horizons Family Solutions, Inc.
(a)
.......... 125,683 13,931,960
Grand Canyon Education, Inc.
(a)
............... 50,650 8,296,470
H&R Block, Inc. .......................... 291,464 15,400,958
Service Corp. International .................. 366,704 29,270,313
72,761,399
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 556,595 30,323,296
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 18,482,253 420,840,901
Frontier Communications Parent, Inc.
(a)
.......... 629,219 21,833,899
Iridium Communications, Inc. ................. 279,895 8,122,553
Liberty Global, Ltd. , Class A
(a) (b)
............... 424,799 5,420,435
Liberty Global, Ltd. , Class C , NVS
(a) (b)
........... 428,807 5,634,524
Verizon Communications, Inc. ................ 10,849,509 433,871,865
895,724,177
a
Electric Utilities  —  3 .0%
Alliant Energy Corp. ....................... 658,306 38,932,217
American Electric Power Co., Inc. .............. 1,358,775 125,319,818
Constellation Energy Corp. .................. 682,176 152,609,593
Duke Energy Corp. ....................... 1,986,680 214,044,903
Security Shares Value
a
Electric Utilities (continued)
Edison International ....................... 978,321 $ 78,109,149
Entergy Corp. ........................... 1,096,281 83,120,025
Evergy, Inc. ............................. 572,389 35,230,543
Eversource Energy ....................... 919,949 52,832,671
Exelon Corp. ............................ 2,572,538 96,830,330
FirstEnergy Corp. ........................ 1,482,151 58,959,967
IDACORP, Inc. .......................... 136,554 14,922,621
NextEra Energy, Inc. ...................... 5,293,857 379,516,608
NRG Energy, Inc. ......................... 313,809 28,311,848
OGE Energy Corp. ........................ 512,393 21,136,211
PG&E Corp. ............................ 5,496,135 110,912,004
Pinnacle West Capital Corp. ................. 294,223 24,941,284
PPL Corp. ............................. 1,900,780 61,699,319
Southern Co. (The) ....................... 2,819,461 232,098,030
Xcel Energy, Inc. ......................... 1,481,340 100,020,077
1,909,547,218
a
Electrical Equipment  —  1 .7%
Acuity Brands, Inc. ........................ 79,049 23,092,584
AMETEK, Inc. ........................... 594,933 107,242,623
Eaton Corp. PLC ......................... 1,015,924 337,154,698
Emerson Electric Co. ...................... 1,471,476 182,360,021
GE Vernova, Inc. ......................... 701,339 230,691,437
Generac Holdings, Inc.
(a)
.................... 77,025 11,942,726
Hubbell, Inc. ............................ 137,790 57,718,853
nVent Electric PLC ........................ 423,922 28,894,524
Regal Rexnord Corp. ...................... 171,856 26,660,021
Rockwell Automation, Inc. ................... 267,606 76,479,119
Sensata Technologies Holding PLC ............ 383,881 10,518,339
1,092,754,945
a
Electronic Equipment, Instruments & Components  —  0 .9%
Amphenol Corp. , Class A ................... 1,266,685 87,971,273
Arrow Electronics, Inc.
(a)
.................... 136,091 15,394,614
Avnet, Inc. ............................. 230,804 12,075,665
CDW Corp. ............................. 171,554 29,857,258
Cognex Corp. ........................... 417,760 14,980,874
Coherent Corp.
(a)
......................... 320,616 30,371,954
Corning, Inc. ............................ 1,970,570 93,641,486
Crane NXT Co. .......................... 125,739 7,320,525
Ingram Micro Holding Corp.
(a)
................. 34,059 660,404
IPG Photonics Corp.
(a) (b)
.................... 73,216 5,324,268
Jabil, Inc. .............................. 261,288 37,599,343
Keysight Technologies, Inc.
(a)
................. 448,414 72,028,741
Littelfuse, Inc. ........................... 62,629 14,758,524
TD SYNNEX Corp. ........................ 193,169 22,654,860
Teledyne Technologies, Inc.
(a)
................. 119,086 55,271,385
Trimble, Inc.
(a)
........................... 625,968 44,230,899
Vontier Corp. ............................ 396,775 14,470,384
Zebra Technologies Corp. , Class A
(a)
............ 103,256 39,879,532
598,491,989
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 2,566,210 105,265,934
Halliburton Co. .......................... 2,269,123 61,697,455
NOV, Inc. .............................. 1,011,765 14,771,769
Schlumberger N.V. ........................ 3,636,874 139,437,749
TechnipFMC PLC ........................ 1,093,700 31,651,678
352,824,585
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 679,428 99,400,316
Liberty Media Corp.-Liberty Formula One , Class A
(a) (b)
38,563 3,240,835
Liberty Media Corp.-Liberty Formula One , Class C
(a)
. 347,203 32,171,830
Liberty Media Corp.-Liberty Live , Class A
(a)
........ 49,258 3,278,612

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Live , Class C , NVS
(a)
... 118,942 $ 8,095,193
Madison Square Garden Sports Corp. , Class A
(a)
.... 43,751 9,873,726
Playtika Holding Corp. ..................... 180,542 1,252,961
Roku, Inc. , Class A
(a)
...................... 278,482 20,702,352
Take-Two Interactive Software, Inc.
(a) (b)
.......... 443,413 81,623,465
TKO Group Holdings, Inc. , Class A
(a)
............ 176,372 25,064,225
Walt Disney Co. (The) ..................... 4,675,192 520,582,629
Warner Bros Discovery, Inc.
(a)
................ 6,245,865 66,018,793
871,304,937
a
Financial Services  —  4 .8%
Affirm Holdings, Inc. , Class A
(a)
................ 669,806 40,791,185
Apollo Global Management, Inc. ............... 338,576 55,919,212
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,712,664 2,136,156,338
Block, Inc. , Class A
(a)
...................... 828,721 70,432,998
Euronet Worldwide, Inc.
(a)
................... 113,365 11,658,457
Fidelity National Information Services, Inc. ........ 1,407,356 113,672,144
Fiserv, Inc.
(a)
............................ 994,516 204,293,477
Global Payments, Inc. ..................... 656,975 73,620,619
Jack Henry & Associates, Inc. ................ 187,408 32,852,622
MGIC Investment Corp. .................... 663,632 15,734,715
PayPal Holdings, Inc.
(a)
..................... 2,581,823 220,358,593
Rocket Companies, Inc. , Class A
(a) (b)
............ 368,966 4,154,557
UWM Holdings Corp. , Class A ................ 75,814 445,028
Voya Financial, Inc. ....................... 256,382 17,646,773
Western Union Co. (The) ................... 499,172 5,291,223
WEX, Inc.
(a) (b)
............................ 95,292 16,706,593
3,019,734,534
a
Food Products  —  1 .4%
Archer-Daniels-Midland Co. .................. 1,227,361 62,006,278
Bunge Global SA ......................... 361,955 28,145,621
Conagra Brands, Inc. ...................... 1,225,485 34,007,209
Darling Ingredients, Inc.
(a)
................... 407,566 13,730,898
Flowers Foods, Inc. ....................... 481,326 9,944,195
Freshpet, Inc.
(a)
.......................... 81,488 12,069,188
General Mills, Inc. ........................ 1,435,635 91,550,444
Hershey Co. (The) ........................ 322,861 54,676,510
Hormel Foods Corp. ....................... 743,280 23,316,694
Ingredion, Inc. ........................... 168,053 23,117,371
J M Smucker Co. (The) ..................... 265,279 29,212,523
Kellanova .............................. 675,086 54,661,713
Kraft Heinz Co. (The) ...................... 2,287,325 70,243,751
Lamb Weston Holdings, Inc. ................. 251,176 16,786,092
McCormick & Co., Inc. , NVS ................. 648,850 49,468,324
Mondelez International, Inc. , Class A ............ 3,448,283 205,965,944
Pilgrim's Pride Corp.
(a) (b)
.................... 95,997 4,357,304
Post Holdings, Inc.
(a)
....................... 127,119 14,550,041
Seaboard Corp. .......................... 643 1,562,271
The Campbell's Company ................... 497,971 20,855,025
Tyson Foods, Inc. , Class A .................. 725,219 41,656,579
861,883,975
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 397,901 55,415,672
MDU Resources Group, Inc. ................. 521,790 9,402,656
National Fuel Gas Co. ..................... 233,962 14,196,814
UGI Corp. .............................. 552,558 15,598,713
94,613,855
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc.
(a)
................... 26,853 2,164,620
CSX Corp. ............................. 4,956,780 159,955,291
JB Hunt Transport Services, Inc. .............. 210,513 35,926,149
Knight-Swift Transportation Holdings, Inc. , Class A .. 405,838 21,525,647
Security Shares Value
a
Ground Transportation (continued)
Landstar System, Inc. ...................... 91,153 $ 15,665,555
Lyft, Inc. , Class A
(a)
........................ 288,393 3,720,270
Norfolk Southern Corp. ..................... 582,187 136,639,289
Ryder System, Inc. ........................ 110,611 17,350,441
Saia, Inc.
(a) (b)
............................ 28,243 12,871,182
Schneider National, Inc. , Class B
(b)
............. 120,779 3,536,409
U-Haul Holding Co.
(a) (b)
..................... 11,379 786,175
U-Haul Holding Co. , Series N , NVS
(b)
........... 145,935 9,347,137
Union Pacific Corp. ....................... 818,552 186,662,598
606,150,763
a
Health Care Equipment & Supplies  —  3 .3%
Abbott Laboratories ....................... 4,453,206 503,702,131
Align Technology, Inc.
(a)
..................... 79,882 16,656,196
Baxter International, Inc. .................... 1,313,871 38,312,478
Becton Dickinson & Co. .................... 744,611 168,929,898
Boston Scientific Corp.
(a)
.................... 3,781,418 337,756,256
Cooper Companies, Inc. (The)
(a)
............... 502,985 46,239,411
Dentsply Sirona, Inc. ...................... 518,651 9,843,996
Edwards Lifesciences Corp.
(a)
................ 1,243,515 92,057,415
Enovis Corp.
(a)
........................... 145,259 6,373,965
Envista Holdings Corp.
(a)
.................... 440,753 8,502,125
GE HealthCare Technologies, Inc. ............. 1,059,274 82,814,041
Globus Medical, Inc. , Class A
(a)
............... 289,886 23,976,471
Hologic, Inc.
(a)
........................... 589,609 42,504,913
Masimo Corp.
(a)
.......................... 54,423 8,996,122
Medtronic PLC .......................... 3,304,801 263,987,504
QuidelOrtho Corp.
(a)
....................... 159,698 7,114,546
ResMed, Inc. ........................... 272,144 62,236,611
Solventum Corp.
(a) (b)
....................... 355,374 23,476,006
STERIS PLC ............................ 251,801 51,760,214
Stryker Corp. ........................... 655,015 235,838,151
Teleflex, Inc. ............................ 122,080 21,727,798
Zimmer Biomet Holdings, Inc. ................ 509,296 53,796,937
2,106,603,185
a
Health Care Providers & Services  —  3 .6%
Acadia Healthcare Co., Inc.
(a)
................. 233,715 9,266,800
Amedisys, Inc.
(a)
......................... 82,324 7,474,196
Cardinal Health, Inc. ....................... 253,442 29,974,585
Centene Corp.
(a)
......................... 1,297,791 78,620,179
Chemed Corp. ........................... 34,249 18,145,120
Cigna Group (The) ........................ 639,891 176,699,501
CVS Health Corp. ........................ 3,244,129 145,628,951
Elevance Health, Inc. ...................... 502,289 185,294,412
Encompass Health Corp. ................... 253,689 23,428,179
HCA Healthcare, Inc. ...................... 359,492 107,901,524
Henry Schein, Inc.
(a)
....................... 327,413 22,656,980
Humana, Inc. ........................... 310,007 78,651,876
Labcorp Holdings, Inc. ..................... 216,497 49,647,092
McKesson Corp. ......................... 189,858 108,201,973
Molina Healthcare, Inc.
(a)
.................... 55,044 16,020,556
Premier, Inc. , Class A ...................... 268,551 5,693,281
Quest Diagnostics, Inc. ..................... 286,244 43,182,770
Tenet Healthcare Corp.
(a)
.................... 244,211 30,826,755
UnitedHealth Group, Inc. .................... 2,206,733 1,116,297,955
Universal Health Services, Inc. , Class B ......... 148,420 26,629,516
2,280,242,201
a
Health Care REITs  —  0 .6%
Alexandria Real Estate Equities, Inc. ............ 446,485 43,554,612
Healthcare Realty Trust, Inc. , Class A ........... 908,052 15,391,481
Healthpeak Properties, Inc. .................. 1,802,958 36,545,959
Medical Properties Trust, Inc.
(b)
................ 1,525,140 6,024,303
Omega Healthcare Investors, Inc. .............. 693,063 26,232,434

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care REITs (continued)
Ventas, Inc. ............................ 1,075,849 $ 63,356,748
Welltower, Inc. ........................... 1,586,787 199,982,766
391,088,303
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 308,941 3,290,222
Doximity, Inc. , Class A
(a)
.................... 292,832 15,634,300
18,924,522
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 1,790,992 31,378,180
Park Hotels & Resorts, Inc. .................. 533,569 7,507,316
38,885,496
a
Hotels, Restaurants & Leisure  —  2 .0%
Aramark ............................... 671,114 25,039,263
Booking Holdings, Inc. ..................... 5,230 25,984,837
Boyd Gaming Corp. ....................... 163,027 11,825,979
Caesars Entertainment, Inc.
(a)
................ 552,742 18,472,638
Carnival Corp.
(a) (b)
......................... 2,637,929 65,737,191
Choice Hotels International, Inc.
(b)
.............. 11,331 1,608,775
Darden Restaurants, Inc. ................... 143,982 26,880,000
Domino's Pizza, Inc. ....................... 57,973 24,334,746
DoorDash, Inc. , Class A
(a)
................... 115,449 19,366,570
Dutch Bros, Inc. , Class A
(a)
.................. 170,579 8,934,928
Hilton Worldwide Holdings, Inc. ............... 299,976 74,142,068
Hyatt Hotels Corp. , Class A .................. 90,107 14,144,997
Marriott International, Inc. , Class A ............. 589,844 164,531,085
Marriott Vacations Worldwide Corp. ............. 89,386 8,026,863
McDonald's Corp. ........................ 1,736,371 503,356,589
MGM Resorts International
(a) (b)
................ 602,809 20,887,332
Penn Entertainment, Inc.
(a) (b)
................. 386,340 7,657,259
Planet Fitness, Inc. , Class A
(a)
................ 102,221 10,106,590
Royal Caribbean Cruises Ltd. ................ 397,992 91,812,774
Starbucks Corp. .......................... 653,580 59,639,175
Travel + Leisure Co. ....................... 176,041 8,881,268
Vail Resorts, Inc. ......................... 15,481 2,901,913
Wendy's Co. (The) ........................ 225,190 3,670,597
Wyndham Hotels & Resorts, Inc. .............. 179,907 18,132,827
Wynn Resorts Ltd. ........................ 242,588 20,901,382
Yum! Brands, Inc. ........................ 446,711 59,930,748
1,296,908,394
a
Household Durables  —  0 .8%
DR Horton, Inc. .......................... 750,289 104,905,408
Garmin Ltd. ............................. 396,243 81,729,081
Leggett & Platt, Inc. ....................... 341,295 3,276,432
Lennar Corp. , Class A ...................... 604,652 82,456,394
Lennar Corp. , Class B
(b)
.................... 29,048 3,838,693
Mohawk Industries, Inc.
(a)
................... 136,647 16,278,757
Newell Brands, Inc. ....................... 1,085,589 10,812,466
NVR, Inc.
(a)
............................. 7,375 60,319,388
PulteGroup, Inc. ......................... 528,917 57,599,061
SharkNinja, Inc.
(a)
......................... 136,414 13,281,267
Toll Brothers, Inc. ......................... 261,952 32,992,854
TopBuild Corp.
(a)
......................... 71,172 22,158,691
Whirlpool Corp. .......................... 136,006 15,569,967
505,218,459
a
Household Products  —  1 .6%
Church & Dwight Co., Inc. ................... 627,784 65,735,263
Colgate-Palmolive Co. ..................... 940,418 85,493,400
Kimberly-Clark Corp. ...................... 509,728 66,794,757
Procter & Gamble Co. (The) ................. 4,720,358 791,368,019
Reynolds Consumer Products, Inc. ............. 139,324 3,760,355
Security Shares Value
a
Household Products (continued)
Spectrum Brands Holdings, Inc. ............... 69,544 $ 5,875,772
1,019,027,566
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,837,330 23,646,437
Brookfield Renewable Corp. , Class A ........... 347,283 9,605,848
Clearway Energy, Inc. , Class A ................ 96,311 2,354,804
Clearway Energy, Inc. , Class C ............... 210,670 5,477,420
41,084,509
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 1,140,398 147,213,978
Honeywell International, Inc. ................. 1,417,641 320,230,925
467,444,903
a
Industrial REITs  —  0 .6%
Americold Realty Trust, Inc. .................. 737,379 15,779,911
EastGroup Properties, Inc. .................. 126,831 20,355,107
First Industrial Realty Trust, Inc. ............... 339,491 17,018,684
Lineage, Inc. ............................ 158,852 9,303,962
Prologis, Inc. ............................ 2,378,858 251,445,290
Rexford Industrial Realty, Inc. ................ 565,935 21,879,047
STAG Industrial, Inc. ...................... 464,944 15,724,406
351,506,407
a
Insurance  —  4 .1%
Aflac, Inc. .............................. 1,437,123 148,656,003
Allstate Corp. (The) ....................... 571,256 110,132,444
American Financial Group, Inc. ............... 185,960 25,463,503
American International Group, Inc. ............. 1,673,776 121,850,893
Aon PLC , Class A ........................ 505,587 181,586,627
Arch Capital Group Ltd. .................... 928,481 85,745,220
Arthur J Gallagher & Co. .................... 589,359 167,289,552
Assurant, Inc. ........................... 134,580 28,695,148
Assured Guaranty Ltd. ..................... 136,288 12,267,283
Axis Capital Holdings Ltd. ................... 202,253 17,923,661
Brighthouse Financial, Inc.
(a)
................. 159,409 7,658,008
Brown & Brown, Inc. ....................... 345,332 35,230,771
Chubb Ltd. ............................. 1,041,588 287,790,764
Cincinnati Financial Corp. ................... 394,260 56,655,162
CNA Financial Corp. ....................... 56,276 2,722,070
Everest Group Ltd. ........................ 93,106 33,747,201
Fidelity National Financial, Inc. ................ 621,490 34,890,449
First American Financial Corp. ................ 255,183 15,933,627
Globe Life, Inc. .......................... 228,862 25,522,690
Hanover Insurance Group, Inc. (The) ........... 93,334 14,435,036
Hartford Financial Services Group, Inc. (The) ...... 750,053 82,055,798
Kemper Corp. ........................... 155,746 10,347,764
Lincoln National Corp. ..................... 396,467 12,571,969
Loews Corp. ............................ 462,216 39,145,073
Markel Group, Inc.
(a)
....................... 24,935 43,043,545
Marsh & McLennan Companies, Inc. ............ 1,095,498 232,694,730
MetLife, Inc. ............................ 1,515,853 124,118,044
Old Republic International Corp. ............... 607,706 21,992,880
Primerica, Inc. ........................... 86,646 23,517,457
Principal Financial Group, Inc. ................ 588,936 45,589,536
Progressive Corp. (The) .................... 235,309 56,382,390
Prudential Financial, Inc. .................... 924,153 109,539,855
Reinsurance Group of America, Inc. ............ 169,693 36,251,516
RenaissanceRe Holdings Ltd. ................ 132,437 32,951,650
RLI Corp. .............................. 101,303 16,697,773
Travelers Companies, Inc. (The) ............... 588,551 141,776,050
Unum Group ............................ 421,972 30,816,615
W R Berkley Corp. ........................ 757,628 44,336,391
White Mountains Insurance Group, Ltd.
(b)
......... 6,412 12,471,725

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 258,922 $ 81,104,727
2,611,601,600
a
Interactive Media & Services  —  0 .1%
IAC, Inc.
(a)
.............................. 191,160 8,246,642
Match Group, Inc.
(a)
....................... 663,189 21,692,912
TripAdvisor, Inc.
(a) (b)
....................... 262,364 3,875,116
Trump Media & Technology Group Corp.
(a) (b)
....... 71,498 2,438,082
ZoomInfo Technologies, Inc.
(a)
................ 801,705 8,425,920
44,678,672
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 1,615,471 568,306,543
Akamai Technologies, Inc.
(a) (b)
................. 385,815 36,903,205
Amdocs Ltd. ............................ 288,572 24,569,020
Cognizant Technology Solutions Corp. , Class A ..... 1,279,666 98,406,315
DXC Technology Co.
(a) (b)
.................... 466,080 9,312,278
EPAM Systems, Inc.
(a)
...................... 133,356 31,181,300
Globant SA
(a) (b)
.......................... 26,836 5,754,175
International Business Machines Corp. .......... 2,361,873 519,210,542
Kyndryl Holdings, Inc.
(a)
..................... 583,964 20,205,154
Okta, Inc. , Class A
(a) (b)
...................... 230,756 18,183,573
Twilio, Inc. , Class A
(a)
...................... 315,492 34,098,375
VeriSign, Inc.
(a)
.......................... 202,709 41,952,655
1,408,083,135
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 176,237 11,399,009
Hasbro, Inc. ............................ 45,215 2,527,971
Mattel, Inc.
(a)
............................ 880,405 15,609,581
Polaris, Inc. ............................. 132,025 7,607,280
YETI Holdings, Inc.
(a) (b)
..................... 153,418 5,908,127
43,051,968
a
Life Sciences Tools & Services  —  2 .3%
10X Genomics, Inc. , Class A
(a) (b)
............... 88,293 1,267,888
Agilent Technologies, Inc. ................... 738,413 99,198,402
Avantor, Inc.
(a) (b)
.......................... 1,740,448 36,671,239
Azenta, Inc.
(a) (b)
.......................... 123,642 6,182,100
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 49,490 16,257,960
Bio-Techne Corp. ......................... 401,553 28,923,863
Bruker Corp. ............................ 103,056 6,041,143
Charles River Laboratories International, Inc.
(a) (b)
.... 132,194 24,403,012
Danaher Corp. .......................... 1,661,852 381,478,127
Fortrea Holdings, Inc.
(a) (b)
.................... 197,831 3,689,548
Illumina, Inc.
(a)
........................... 410,243 54,820,772
IQVIA Holdings, Inc.
(a)
...................... 411,124 80,789,977
Mettler-Toledo International, Inc.
(a)
............. 54,321 66,471,521
QIAGEN N.V.
(a)
.......................... 578,401 25,756,197
Repligen Corp.
(a) (b)
........................ 122,705 17,662,158
Revvity, Inc. ............................ 316,044 35,273,671
Sotera Health Co.
(a) (b)
...................... 388,054 5,308,579
Thermo Fisher Scientific, Inc. ................. 983,219 511,500,020
Waters Corp.
(a)
.......................... 59,029 21,898,578
West Pharmaceutical Services, Inc. ............ 73,216 23,982,633
1,447,577,388
a
Machinery  —  3 .6%
AGCO Corp. ............................ 159,731 14,931,654
Allison Transmission Holdings, Inc. ............. 224,051 24,210,951
Caterpillar, Inc. .......................... 1,080,114 391,822,155
CNH Industrial N.V. ....................... 2,259,778 25,603,285
Crane Co.
(b)
............................ 126,963 19,266,635
Cummins, Inc. ........................... 351,927 122,681,752
Deere & Co. ............................ 649,241 275,083,412
Donaldson Co., Inc. ....................... 311,101 20,952,652
Security Shares Value
a
Machinery (continued)
Dover Corp. ............................ 352,902 $ 66,204,415
Esab Corp. ............................. 145,177 17,412,529
Flowserve Corp. ......................... 340,869 19,606,785
Fortive Corp. ............................ 891,597 66,869,775
Gates Industrial Corp. PLC
(a)
................. 488,662 10,051,777
Graco, Inc. ............................. 429,862 36,233,068
IDEX Corp. ............................. 194,474 40,701,463
Illinois Tool Works, Inc. ..................... 471,459 119,543,144
Ingersoll Rand, Inc. ....................... 1,040,345 94,109,609
ITT, Inc. ............................... 211,719 30,250,411
Lincoln Electric Holdings, Inc. ................ 103,307 19,366,963
Middleby Corp. (The)
(a) (b)
.................... 136,813 18,531,321
Nordson Corp. ........................... 145,654 30,476,643
Oshkosh Corp. .......................... 167,129 15,888,954
Otis Worldwide Corp. ...................... 1,028,888 95,285,318
PACCAR, Inc. ........................... 1,324,894 137,815,474
Parker-Hannifin Corp. ...................... 329,353 209,478,389
Pentair PLC ............................ 424,400 42,711,616
RBC Bearings, Inc.
(a)
...................... 73,764 22,065,763
Snap-on, Inc. ........................... 133,501 45,320,919
Stanley Black & Decker, Inc. ................. 395,037 31,717,521
Timken Co. (The) ......................... 169,361 12,087,294
Toro Co. (The) ........................... 270,766 21,688,357
Westinghouse Air Brake Technologies Corp. ....... 438,305 83,098,245
Xylem, Inc. ............................. 621,645 72,123,253
2,253,191,502
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 148,731 15,735,740
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a)
......... 241,202 82,676,810
Comcast Corp. , Class A .................... 9,770,845 366,699,813
Fox Corp. , Class A , NVS .................... 568,584 27,621,811
Fox Corp. , Class B ........................ 339,890 15,546,568
Interpublic Group of Companies, Inc. (The) ....... 965,647 27,057,429
Liberty Broadband Corp. , Class A
(a)
............. 32,084 2,385,766
Liberty Broadband Corp. , Class C , NVS
(a)
........ 213,938 15,994,005
New York Times Co. (The) , Class A ............. 412,020 21,445,641
News Corp. , Class A , NVS .................. 977,848 26,929,934
News Corp. , Class B
(b)
..................... 292,182 8,891,098
Nexstar Media Group, Inc. ................... 48,692 7,691,875
Omnicom Group, Inc. ...................... 498,973 42,931,637
Paramount Global , Class A
(b)
................. 27,942 623,106
Paramount Global , Class B , NVS .............. 1,520,345 15,902,809
Sirius XM Holdings, Inc.
(b)
................... 553,308 12,615,423
675,013,725
a
Metals & Mining  —  0 .8%
Alcoa Corp. ............................. 642,247 24,264,092
ATI, Inc.
(a)
.............................. 316,875 17,440,800
Cleveland-Cliffs, Inc.
(a) (b)
.................... 834,053 7,840,098
Freeport-McMoRan, Inc. .................... 3,680,370 140,148,490
MP Materials Corp. , Class A
(a) (b)
............... 336,425 5,248,230
Newmont Corp. .......................... 2,930,584 109,076,336
Nucor Corp. ............................ 614,460 71,713,627
Reliance, Inc. ........................... 138,329 37,246,466
Royal Gold, Inc. .......................... 168,413 22,205,254
Steel Dynamics, Inc. ....................... 373,344 42,587,350
United States Steel Corp. ................... 577,604 19,632,760
497,403,503
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 2,090,376 19,252,363
Annaly Capital Management, Inc. .............. 1,440,214 26,355,916

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Mortgage REITs (continued)
Rithm Capital Corp. ....................... 1,339,242 $ 14,503,991
Starwood Property Trust, Inc. ................. 805,705 15,268,110
75,380,380
a
Multi-Utilities  —  1 .3%
Ameren Corp. ........................... 684,795 61,042,626
CenterPoint Energy, Inc. .................... 1,658,902 52,636,961
CMS Energy Corp. ........................ 766,666 51,098,289
Consolidated Edison, Inc. ................... 890,592 79,467,524
Dominion Energy, Inc. ...................... 2,159,499 116,310,616
DTE Energy Co. ......................... 531,983 64,236,947
NiSource, Inc. ........................... 1,200,493 44,130,123
Public Service Enterprise Group, Inc. ........... 1,285,014 108,570,833
Sempra ............................... 1,631,772 143,139,040
WEC Energy Group, Inc. .................... 813,434 76,495,333
797,128,292
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 403,525 30,006,119
Cousins Properties, Inc. .................... 414,469 12,699,330
Highwoods Properties, Inc. .................. 267,870 8,191,465
Kilroy Realty Corp. ........................ 300,325 12,148,146
Vornado Realty Trust ...................... 449,307 18,888,866
81,933,926
a
Oil, Gas & Consumable Fuels  —  6 .2%
Antero Midstream Corp. .................... 538,369 8,123,988
Antero Resources Corp.
(a)
................... 743,574 26,062,269
APA Corp. ............................. 938,827 21,677,515
Cheniere Energy, Inc. ...................... 280,864 60,349,248
Chevron Corp. ........................... 4,435,876 642,492,280
Chord Energy Corp. ....................... 159,850 18,689,662
Civitas Resources, Inc. ..................... 186,062 8,534,664
ConocoPhillips .......................... 3,331,586 330,393,384
Coterra Energy, Inc. ....................... 1,901,630 48,567,630
Devon Energy Corp. ....................... 1,613,104 52,796,894
Diamondback Energy, Inc. ................... 485,388 79,521,116
DT Midstream, Inc. ........................ 248,839 24,742,062
EOG Resources, Inc. ...................... 1,464,829 179,558,739
EQT Corp. ............................. 1,422,486 65,590,829
Expand Energy Corp. ...................... 593,039 59,037,032
Exxon Mobil Corp. ........................ 11,554,744 1,242,943,812
Hess Corp. ............................. 253,424 33,707,926
HF Sinclair Corp. ......................... 404,700 14,184,735
Kinder Morgan, Inc. , Class P ................. 4,993,505 136,822,037
Marathon Petroleum Corp. .................. 860,538 120,045,051
Matador Resources Co. .................... 279,155 15,705,260
New Fortress Energy, Inc. , Class A ............. 101,068 1,528,148
Occidental Petroleum Corp. .................. 1,750,287 86,481,681
ONEOK, Inc. ............................ 1,500,253 150,625,401
Ovintiv, Inc. ............................. 675,037 27,338,999
Permian Resources Corp. , Class A ............. 1,328,584 19,105,038
Phillips 66 .............................. 1,061,424 120,928,036
Range Resources Corp. .................... 609,119 21,916,102
Valero Energy Corp. ....................... 811,700 99,506,303
Viper Energy, Inc. ........................ 190,246 9,335,371
Williams Companies, Inc. (The) ............... 3,133,730 169,597,468
3,895,908,680
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 49,843 5,161,243
a
Passenger Airlines  —  0 .4%
Alaska Air Group, Inc.
(a)
..................... 322,342 20,871,645
American Airlines Group, Inc.
(a)
................ 1,571,298 27,387,724
Delta Air Lines, Inc. ....................... 1,660,142 100,438,591
Security Shares Value
a
Passenger Airlines (continued)
Southwest Airlines Co. ..................... 1,539,192 $ 51,747,635
United Airlines Holdings, Inc.
(a)
................ 841,850 81,743,635
282,189,230
a
Personal Care Products  —  0 .3%
BellRing Brands, Inc.
(a)
..................... 333,994 25,163,108
Coty, Inc. , Class A
(a)
....................... 984,038 6,848,904
Estee Lauder Companies, Inc. (The) , Class A ...... 378,437 28,375,206
Kenvue, Inc. ............................ 4,923,451 105,115,679
165,502,897
a
Pharmaceuticals  —  2 .7%
Bristol-Myers Squibb Co. .................... 5,221,939 295,352,870
Elanco Animal Health, Inc.
(a) (b)
................ 1,282,271 15,528,302
Jazz Pharmaceuticals PLC
(a) (b)
................ 158,596 19,531,097
Johnson & Johnson ....................... 6,210,768 898,201,268
Organon & Co. .......................... 661,187 9,864,910
Perrigo Co. PLC ......................... 348,246 8,953,405
Pfizer, Inc. ............................. 14,596,845 387,254,298
Royalty Pharma PLC , Class A ................ 1,013,048 25,842,854
Viatris, Inc. ............................. 3,049,852 37,970,657
Zoetis, Inc. , Class A ....................... 205,745 33,522,033
1,732,021,694
a
Professional Services  —  0 .9%
Amentum Holdings, Inc.
(a) (b)
.................. 333,771 7,019,204
Automatic Data Processing, Inc. ............... 76,033 22,257,140
Broadridge Financial Solutions, Inc. ............ 26,257 5,936,445
CACI International, Inc. , Class A
(a)
............. 57,048 23,050,815
Clarivate PLC
(a) (b)
......................... 1,048,646 5,327,122
Concentrix Corp. ......................... 123,594 5,347,912
Dayforce, Inc.
(a) (b)
......................... 347,501 25,242,472
Dun & Bradstreet Holdings, Inc. ............... 787,957 9,817,944
Equifax, Inc. ............................ 252,609 64,377,404
FTI Consulting, Inc.
(a)
...................... 90,263 17,251,967
Genpact Ltd. ............................ 451,346 19,385,311
Jacobs Solutions, Inc. ...................... 319,584 42,702,814
KBR, Inc. .............................. 315,722 18,289,775
Leidos Holdings, Inc. ...................... 345,465 49,767,688
ManpowerGroup, Inc. ...................... 122,833 7,089,921
Parsons Corp.
(a)
.......................... 117,459 10,835,593
Paychex, Inc. ........................... 530,528 74,390,636
Paycom Software, Inc. ..................... 48,375 9,915,424
Paycor HCM, Inc.
(a) (b)
...................... 189,829 3,525,124
Robert Half, Inc. ......................... 259,119 18,257,525
Science Applications International Corp. ......... 131,196 14,665,089
SS&C Technologies Holdings, Inc. ............. 553,995 41,981,741
TransUnion ............................. 469,108 43,491,003
539,926,069
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 786,448 103,252,758
CoStar Group, Inc.
(a)
....................... 1,044,058 74,744,112
Howard Hughes Holdings, Inc.
(a) (b)
.............. 79,805 6,138,601
Jones Lang LaSalle, Inc.
(a)
................... 84,465 21,381,470
Seaport Entertainment Group, Inc.
(a) (b)
........... 20,139 562,885
Zillow Group, Inc. , Class A
(a) (b)
................ 120,986 8,571,858
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 398,818 29,532,473
244,184,157
a
Residential REITs  —  0 .7%
American Homes 4 Rent , Class A .............. 867,609 32,465,929
AvalonBay Communities, Inc. ................ 364,668 80,216,020
Camden Property Trust ..................... 265,932 30,858,749
Equity LifeStyle Properties, Inc. ............... 485,214 32,315,252
Equity Residential ........................ 971,739 69,731,991

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Residential REITs (continued)
Essex Property Trust, Inc. ................... 164,515 $ 46,959,162
Invitation Homes, Inc. ...................... 1,576,586 50,403,454
Mid-America Apartment Communities, Inc. ........ 299,201 46,247,499
Sun Communities, Inc. ..................... 318,134 39,120,938
UDR, Inc. .............................. 843,386 36,611,386
464,930,380
a
Retail REITs  —  0 .6%
Agree Realty Corp. ....................... 274,589 19,344,795
Brixmor Property Group, Inc. ................. 777,914 21,657,126
Federal Realty Investment Trust ............... 217,021 24,295,501
Kimco Realty Corp. ....................... 1,699,106 39,810,054
NNN REIT, Inc. .......................... 479,470 19,586,349
Realty Income Corp. ....................... 2,245,582 119,936,535
Regency Centers Corp. .................... 472,294 34,916,695
Simon Property Group, Inc. .................. 618,804 106,564,237
386,111,292
a
Semiconductors & Semiconductor Equipment  —  3 .1%
Advanced Micro Devices, Inc.
(a) (b)
.............. 1,409,801 170,289,863
Allegro MicroSystems, Inc.
(a)
................. 316,724 6,923,587
Amkor Technology, Inc. ..................... 289,508 7,437,461
Analog Devices, Inc. ....................... 1,275,611 271,016,313
Applied Materials, Inc. ..................... 174,321 28,349,824
Astera Labs, Inc.
(a) (b)
....................... 263,243 34,866,535
Cirrus Logic, Inc.
(a)
........................ 138,052 13,747,218
First Solar, Inc.
(a) (b)
........................ 274,640 48,402,554
GlobalFoundries, Inc.
(a) (b)
.................... 252,125 10,818,684
Intel Corp. ............................. 10,972,626 220,001,151
Lattice Semiconductor Corp.
(a) (b)
............... 46,954 2,659,944
MACOM Technology Solutions Holdings, Inc.
(a)
..... 143,351 18,622,728
Marvell Technology, Inc. .................... 2,029,391 224,146,236
Microchip Technology, Inc. ................... 1,363,724 78,209,571
Micron Technology, Inc. ..................... 2,837,999 238,845,996
MKS Instruments, Inc. ..................... 161,347 16,843,013
ON Semiconductor Corp.
(a) (b)
................. 1,100,516 69,387,534
Onto Innovation, Inc.
(a)
..................... 94,844 15,807,649
Qorvo, Inc.
(a)
............................ 242,512 16,958,864
QUALCOMM, Inc. ........................ 179,131 27,518,104
Skyworks Solutions, Inc. .................... 412,092 36,544,319
Teradyne, Inc. ........................... 36,887 4,644,811
Texas Instruments, Inc. ..................... 2,059,854 386,243,224
Universal Display Corp. .................... 59,589 8,711,912
Wolfspeed, Inc.
(a) (b)
........................ 319,921 2,130,674
1,959,127,769
a
Software  —  1 .2%
ANSYS, Inc.
(a)
........................... 224,455 75,715,405
Aspen Technology, Inc.
(a)
.................... 69,052 17,237,451
BILL Holdings, Inc.
(a)
....................... 197,670 16,744,626
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 1,171,133 13,737,390
Dolby Laboratories, Inc. , Class A .............. 150,197 11,730,386
DoubleVerify Holdings, Inc.
(a)
................. 162,460 3,120,857
Dropbox, Inc. , Class A
(a)
.................... 429,770 12,910,291
Fair Isaac Corp.
(a)
......................... 9,329 18,573,386
Fortinet, Inc.
(a)
........................... 300,403 28,382,075
Gen Digital, Inc. .......................... 1,402,426 38,398,424
Guidewire Software, Inc.
(a)
................... 114,731 19,341,352
HashiCorp, Inc. , Class A
(a) (b)
.................. 79,523 2,720,482
Informatica, Inc. , Class A
(a) (b)
................. 207,170 5,371,918
MicroStrategy, Inc. , Class A
(a) (b)
................ 396,557 114,850,838
nCino, Inc.
(a) (b)
........................... 80,871 2,715,648
Nutanix, Inc. , Class A
(a)
..................... 460,496 28,173,145
PTC, Inc.
(a)
............................. 119,211 21,919,326
Roper Technologies, Inc. .................... 274,561 142,730,536
Security Shares Value
a
Software (continued)
Salesforce, Inc. .......................... 361,325 $ 120,801,787
SentinelOne, Inc. , Class A
(a)
.................. 606,478 13,463,812
Tyler Technologies, Inc.
(a)
................... 16,583 9,562,421
UiPath, Inc. , Class A
(a) (b)
.................... 162,856 2,069,900
Unity Software, Inc.
(a) (b)
..................... 436,309 9,803,863
Zoom Communications, Inc. , Class A
(a) (b)
......... 678,921 55,406,743
785,482,062
a
Specialized REITs  —  1 .6%
Crown Castle, Inc. ........................ 1,117,701 101,442,543
CubeSmart ............................. 579,365 24,825,790
Digital Realty Trust, Inc. .................... 853,260 151,308,596
EPR Properties .......................... 191,938 8,499,015
Equinix, Inc. ............................ 234,721 221,316,084
Extra Space Storage, Inc. ................... 537,872 80,465,651
Gaming and Leisure Properties, Inc. ............ 669,339 32,235,366
Iron Mountain, Inc. ........................ 322,288 33,875,692
Lamar Advertising Co. , Class A ............... 169,233 20,602,425
National Storage Affiliates Trust ............... 183,024 6,938,440
Public Storage ........................... 344,747 103,231,042
Rayonier, Inc. ........................... 378,295 9,873,499
SBA Communications Corp. , Class A ............ 276,212 56,292,005
VICI Properties, Inc. ....................... 2,680,999 78,311,981
Weyerhaeuser Co. ........................ 1,877,565 52,853,455
982,071,584
a
Specialty Retail  —  1 .8%
Advance Auto Parts, Inc. .................... 152,774 7,224,682
AutoNation, Inc.
(a)
......................... 66,375 11,273,130
AutoZone, Inc.
(a)
......................... 3,941 12,619,082
Bath & Body Works, Inc. .................... 577,903 22,405,299
Best Buy Co., Inc. ........................ 555,314 47,645,941
CarMax, Inc.
(a)
........................... 375,709 30,717,968
Carvana Co. , Class A
(a)
..................... 181,173 36,843,341
Dick's Sporting Goods, Inc. .................. 130,395 29,839,592
Five Below, Inc.
(a)
......................... 28,414 2,982,333
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 171,266 17,075,220
GameStop Corp. , Class A
(a)
.................. 1,008,619 31,610,119
Gap, Inc. (The) .......................... 525,752 12,423,520
Home Depot, Inc. (The) .................... 515,950 200,699,391
Lithia Motors, Inc. ........................ 67,409 24,093,999
Lowe's Companies, Inc. .................... 1,474,091 363,805,659
O'Reilly Automotive, Inc.
(a)
................... 11,722 13,899,948
Penske Automotive Group, Inc. ............... 47,439 7,231,601
RH
(a) (b)
................................ 30,497 12,003,314
Ross Stores, Inc. ......................... 643,627 97,361,456
TJX Companies, Inc. (The) .................. 1,191,987 144,003,950
Ulta Beauty, Inc.
(a)
........................ 16,288 7,084,140
Wayfair, Inc. , Class A
(a) (b)
.................... 247,907 10,987,238
Williams-Sonoma, Inc. ..................... 133,037 24,635,792
1,168,466,715
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Dell Technologies, Inc. , Class C ............... 588,976 67,873,594
Hewlett Packard Enterprise Co. ............... 3,338,248 71,271,595
HP, Inc. ............................... 1,877,318 61,256,886
NetApp, Inc. ............................ 292,401 33,941,908
Pure Storage, Inc. , Class A
(a)
................. 101,456 6,232,442
Western Digital Corp.
(a)
..................... 888,058 52,954,899
293,531,324
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Amer Sports, Inc.
(a)
........................ 150,147 4,198,110
Birkenstock Holding PLC
(a)
.................. 100,932 5,718,807
Capri Holdings Ltd.
(a)
...................... 297,414 6,263,539

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Carter's, Inc. ............................ 91,917 $ 4,980,982
Columbia Sportswear Co. ................... 85,228 7,153,186
Crocs, Inc.
(a) (b)
........................... 125,148 13,707,461
NIKE, Inc. , Class B ....................... 1,161,521 87,892,294
PVH Corp. ............................. 144,752 15,307,524
Ralph Lauren Corp. , Class A ................. 103,668 23,945,235
Skechers USA, Inc. , Class A
(a)
................ 308,385 20,735,807
Tapestry, Inc. ............................ 597,319 39,022,850
Under Armour, Inc. , Class A
(a)
................. 484,102 4,008,364
Under Armour, Inc. , Class C , NVS
(a)
............ 496,884 3,706,755
VF Corp. .............................. 898,821 19,288,699
255,929,613
a
Tobacco  —  1 .1%
Altria Group, Inc. ......................... 4,366,597 228,329,357
Philip Morris International, Inc. ................ 4,002,306 481,677,527
710,006,884
a
Trading Companies & Distributors  —  0 .5%
Air Lease Corp. , Class A .................... 267,875 12,914,254
Core & Main, Inc. , Class A
(a)
.................. 169,859 8,647,522
Fastenal Co. ............................ 231,073 16,616,459
Ferguson Enterprises, Inc. ................... 485,292 84,232,132
MSC Industrial Direct Co., Inc. , Class A .......... 117,790 8,797,735
SiteOne Landscape Supply, Inc.
(a)
.............. 72,493 9,552,403
United Rentals, Inc. ....................... 127,659 89,928,106
Watsco, Inc. ............................ 89,149 42,246,820
WESCO International, Inc. ................... 108,117 19,564,852
WW Grainger, Inc. ........................ 14,796 15,595,724
308,096,007
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 501,897 $ 62,481,158
Essential Utilities, Inc. ...................... 652,101 23,684,308
86,165,466
a
Wireless Telecommunication Services  —  0 .4%
GCI Liberty, Inc. , Class A
(a) (d)
................. 250,091 —
T-Mobile U.S., Inc. ........................ 1,232,526 272,055,467
272,055,467
a
Total Long-Term Investments — 99.8%
(Cost: $ 54,829,441,356 ) .............................. 63,176,101,402
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(c) (e) (f)
...................... 622,585,965 622,897,258
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (e)
............................ 78,119,710 78,119,710
a
Total Short-Term Securities — 1.1%
(Cost: $ 700,637,723 ) ................................ 701,016,968
Total Investments — 100.9%
(Cost: $ 55,530,079,079 ) .............................. 63,877,118,370
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (554,906,385)
Net Assets — 100.0% ................................. $ 63,322,211,985
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 605,060,820  $ 17,771,850
(a)
$ —  $ 61,547  $ 3,041  $ 622,897,258  622,585,965  $ 2,972,438
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 76,868,005  1,251,705
(a)
—  —  —  78,119,710  78,119,710  3,651,908  —
BlackRock, Inc. ... 317,780,595  64,966,106  (58,755,310) 12,454,976  53,169,241  389,615,608  380,072  5,581,496  —
$ 12,516,523  $ 53,172,282
$ 1,090,632,576
$ 12,205,842  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 1000 Value ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index .......................................................... 1,493  03/21/25 $ 137,266  $ (3,607,366)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 63,176,101,402 $ — $ — $ 63,176,101,402
Short-Term Securities
Money Market Funds .......................................... 701,016,968 — — 701,016,968
$ 63,877,118,370 $ — $ — $ 63,877,118,370
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (3,607,366) $ — $ — $ (3,607,366)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust